Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income before Income Taxes	The Group’s income before income taxes consisted of:
	Years ended December 31,
(In thousands)	2023	2024	2025
Non-PRC	(2,149)	(1,211)	2,269
PRC	4,673	5,627	5,569
Total	2,524	4,416	7,838

Schedule of Reconciliations of the Income Tax Expenses

The reconciliations of the income tax expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Years ended December 31,
(In thousands)	2023	2024	2025
Income before income tax	2,524	4,416	7,838
Income tax computed at statutory PRC income tax rate (25%)(i)	631	1,104	1,960
Differential income tax rates applicable to certain entities comprising the Group	74	207	(40)
Effect of tax holiday	(448)	(542)	(549)
Permanent differences(ii)	(174)	(206)	(558)
Change in valuation allowance	133	478	96
Accelerated deductions on research and development expenses(iii)	(146)	(973)	(796)
Adjustments in respect of current tax of previous periods(iv)	—	—	1,412
Income tax expenses	70	68	1,525
(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.

(ii)	Permanent differences primarily represent non-deductible expenses.

(iii)	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.

(iv)	In 2025 and February 2026, the Inland Revenue Department (the “IRD”) in Hong Kong had issued protective profits tax assessments in an aggregate amount of HK$11.0 million (approximately equivalent to US$1.4 million) for the years of assessment from 2018/2019 to 2019/2020. The Group has lodged objections against these protective profits tax assessments and the IRD has agreed to hold over the tax demanded for these years of assessment on the condition that the Group purchased tax reserve certificates in an aggregate amount of HK$9.4 million (approximately equivalent to US$1.2 million), which has been recorded under “Prepayments and other assets” to the financial statement in 2025.

Schedule of Per Share Effect of the Tax Holidays

The per share effect of the tax holidays are as follows:

	Years ended December 31,
(In thousands)	2023	2024	2025
Effect of tax holiday	(448)	(542)	(549)
Per share effect – basic and diluted	(0.00)	(0.00)	(0.00)

Schedule of Components of the Deferred Tax Assets	The components of the deferred tax assets are as follows:
	Years ended December 31,
(In thousands)	2023	2024	2025
Deferred tax assets
Net operating loss carryforwards	19,187	18,924	18,953
Accrued expenses and others	(2,250)	(1,509)	(1,442)
Less: valuation allowance	(16,937)	(17,415)	(17,511)
Net deferred tax assets	—	—	—

Schedule of Movement of Valuation Allowance

Movement of valuation allowance

	Years ended December 31,
(In thousands)	2023	2024	2025
Balance at beginning of the year	16,804	16,937	17,415
Change of valuation allowance	133	478	96
Balance at end of the year	16,937	17,415	17,511